Goodwill and Intangible Assets - Summary of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 40,723
Ending balance	37,048	$ 40,723
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	57,990	56,277	$ 54,419
Additions			102
Acquisition of subsidiaries			1,506
Exchange differences	(889)	1,713	250
Ending balance	57,101	57,990	56,277
Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	17,267	14,744	12,757
Charge for the period	2,827	2,387	2,494
Exchange differences	(41)	136	(507)
Ending balance	20,053	17,267	14,744
Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	40,723	41,533
Ending balance	37,048	40,723	41,533
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,991	15,391	13,635
Acquisition of subsidiaries			1,506
Exchange differences	(385)	600	250
Ending balance	15,606	15,991	15,391
Goodwill | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,991	15,391
Ending balance	15,606	15,991	15,391
Patents | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	18,671	18,122	18,020
Additions			102
Exchange differences	(178)	549
Ending balance	18,493	18,671	18,122
Patents | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,595	2,710	2,312
Charge for the period	890	831	930
Exchange differences	(16)	54	(532)
Ending balance	4,469	3,595	2,710
Patents | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,076	15,412
Ending balance	14,024	15,076	15,412
Customer Intangibles | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	9,139	8,731	8,731
Exchange differences	(278)	408
Ending balance	8,861	9,139	8,731
Customer Intangibles | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,047	4,034	2,977
Charge for the period	1,317	951	890
Exchange differences	(21)	62	167
Ending balance	6,343	5,047	4,034
Customer Intangibles | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,092	4,697
Ending balance	2,518	4,092	4,697
Supplier Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,856	2,856	2,856
Ending balance	2,856	2,856	2,856
Supplier Relationships | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,329	1,043	757
Charge for the period	286	286	286
Exchange differences
Ending balance	1,615	1,329	1,043
Supplier Relationships | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,527	1,813
Ending balance	1,241	1,527	1,813
Technology and Software | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	11,333	11,177	11,177
Exchange differences	(48)	156
Ending balance	11,285	11,333	11,177
Technology and Software | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	7,296	6,957	6,711
Charge for the period	334	319	388
Exchange differences	(4)	20	(142)
Ending balance	7,626	7,296	6,957
Technology and Software | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,037	4,220
Ending balance	$ 3,659	$ 4,037	$ 4,220